Goodwill	12 Months Ended
Mar. 31, 2024
Changes in goodwill [abstract]
Goodwill	Goodwill

	2024	2023
	$	$

Carrying Amount - Beginning of fiscal year	1,350,645	2,104,368
Impairment loss	—	(748,712)
Foreign currency translation	(1,410)	(5,011)

Carrying Amount - End of fiscal year	1,349,235	1,350,645
Impairment analysis
Fiscal 2024
During the three months ended December 31, 2023, the Company's annual impairment test of goodwill was performed for the Company's Segment, as defined in note 3, which is the level at which management monitors goodwill. Impairment, if any, is determined by assessing the recoverable amount of the Segment and comparing it to the carrying value of the Segment. The Segment's recoverable amount is the higher of the Segment's fair value less costs of disposal and its value in use.
The Company completed its annual impairment test of goodwill as at December 31, 2023 using the Company's fair value less costs of disposal method. This test demonstrated no impairment of goodwill as at December 31, 2023. Fair value less costs of disposal is a Level 3 measurement (see note 27).
Fair value less costs of disposal was estimated using an income approach, more specifically, a discounted cash flow model. The discounted cash flow model takes into consideration a five-year financial forecast, which is based on the Company’s actual performance and management’s best estimates of future performance, and calculates a terminal value based on revenues. The cash flows are discounted using a weighted average cost of capital reflecting the market assessment. The costs to sell were estimated to be 2.5% of the fair value amount. The carrying value of the Segment was compared with the fair value less costs of disposal to test for impairment.
The following table presents the key assumptions used in the annual impairment test of goodwill as at December 31, 2023, and the key assumption that would have been required to recover the carrying amount.

Key Assumptions	Value used in impairment model	Breakeven value assuming all other key assumptions were held constant
		$

Discount Rate (%)	30%	39%
Terminal Value Multiple	2.7	1.8
Revenue Growth Rate (%)	26%	18%
Goodwill is more susceptible to impairment risk if business operating results or economic conditions deteriorate. A reduction in the terminal value multiple, an increase in the discount rate or a decrease in the revenue growth rate could cause impairment in the future. The carrying amount of the Company's net assets exceeded the Company's market capitalization as at March 31, 2024, which triggered an impairment test to be performed for the Company's operating segment which is the level at which management monitors goodwill. The Company reassessed as at March 31, 2024 the key assumptions used in the December 31, 2023 test and no changes were noted that would lead to a goodwill impairment charge. The determination of the recoverable amount involves the use of estimates by management and can have a material impact on the respective value and ultimately the amount of any impairment. The Company is required to perform its next annual goodwill impairment analysis on December 31, 2024, or earlier should there be a goodwill impairment trigger before then.
Fiscal 2023
During the three months ended December 31, 2022, there were changes in macroeconomic conditions and the Company's share price and market capitalization decreased. This led to the carrying amount of the Company's net assets exceeding the Company's market capitalization as at December 31, 2022. This triggered an impairment test to be performed on the Company's goodwill for the Company's Segment. The timing of this test also aligned with the Company's annual impairment test of goodwill. The Company completed an impairment test of goodwill as at December 31, 2022 using the Company's fair value less costs of disposal method. This test resulted in a non-cash impairment charge of $748,712 related to goodwill during the three months ended December 31, 2022 as the terminal value multiple was negatively impacted by the macroeconomic conditions and the Company's share price decrease, and the Company's revenue growth rate was negatively impacted by the macroeconomic impact on the Company's customer's sales.